Earnings Per Share (Eps) (Details) - Schedule of basic and diluted loss per share - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Basic loss per share [Member]
Earnings Per Share (Eps) (Details) - Schedule of basic and diluted loss per share [Line Items]
Net loss attributable to the equity holders of the parent	$ (17,786,681)	$ (5,585,948)
Weighted-average shares outstanding	85,966	81,823
Basic net loss per share attributable to equity holders of the parent	(206.9)	(68.27)
Diluted loss per share [Member]
Earnings Per Share (Eps) (Details) - Schedule of basic and diluted loss per share [Line Items]
Net loss attributable to the equity holders of the parent	(17,786,681)	(5,585,948)
Weighted-average shares outstanding	85,966	81,823
Diluted net loss per share attributable to equity holders of the parent	$ (206.9)	$ (68.27)